SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Securitisations And Covered Bonds [Abstract]
Disclosure of Analysis of Securitisations and Covered Bonds	The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation (or for the covered bond programme assigned) and the carrying value of the notes in issue at 31 December 2025 and 2024 are listed below. The gross assets in the Santander UK group table below were transferred from the Company to the securitisations and covered bond programme vehicles but do not qualify for derecognition from the Company.

Group
	Gross assets		External notes in issue		Notes held within the Group
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	7,090	5,109	4,887	3,379	562	389
–Fosse	1,845	2,383	201	—	1,204	1,408
	8,935	7,492	5,088	3,379	1,766	1,797
Other asset-backed securitisation structures:
–Repton	760	718	550	550	—	—
Total securitisation programmes	9,695	8,210	5,638	3,929	1,766	1,797
Covered bond programme:
– Euro 35bn Global Covered Bond Programme	27,428	25,695	19,201	17,211	1,224	1,224
Total securitisation and covered bond programmes	37,123	33,905	24,839	21,140	2,990	3,021

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme	The following table sets out the internal and external issuances and redemptions in 2025 and 2024 for each securitisation and covered bond programme.

Group
	Internal issuances		External issuances		Internal redemptions		External redemptions
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	172	106	1,500	1,250	—	17	—	—
–Fosse	—	894	—	—	—	865	—	100
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	—	—	2,687	5,890	—	41	1,152	3,359
	172	1,000	4,187	7,140	—	923	1,152	3,459